Deferred Income Tax Assets and Liabilities (Details) - Schedule of reconciliation between tax expenses and the product - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation between tax expenses and the product [Abstract]
Accounting profit before income tax	S/ 224,110	S/ 85,898	S/ 194,353
At statutory income tax rate of 29.5%	(66,112)	(25,340)	(57,334)
Permanent differences
Non-deductible expenses, net	(4,070)	(1,596)	(4,181)
Effect of tax-loss carry forward non-recognized	(758)	(1,068)	(791)
At the effective income tax rate of 32% in 2021 (2020: 33% and 2019: 32%)	S/ (70,940)	S/ (28,004)	S/ (62,306)